Restructuring Costs - Restructuring Liability (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Apr. 01, 2016
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		$ 177
Restructuring costs	[1]	789	[2]	$ 238	$ 23
Restructuring Liability, ending balance		520		177
Fiscal 2018 Plans
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		0
Restructuring costs		826
Costs Not Affecting Restructuring Liability		(14)
Cash Paid		(469)
Other		12
Restructuring Liability, ending balance		355		0
Fiscal 2017 Plan
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		161		0
Restructuring costs		(32)		248
Costs Not Affecting Restructuring Liability		(2)		(6)
Cash Paid		(117)		(82)
Other		12		1
Restructuring Liability, ending balance		22		161	0
Costs reversed		34
Fiscal 2016 Plan
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		13		59
Restructuring costs		(2)		(7)
Costs Not Affecting Restructuring Liability		1		0
Cash Paid		(7)		(37)
Other		0		(2)
Restructuring Liability, ending balance		5		13	59
Costs reversed		3		7
Fiscal 2015 Plan
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		3		29
Restructuring costs		0		(3)
Costs Not Affecting Restructuring Liability		0		0
Cash Paid		(2)		(22)
Other		0		(1)
Restructuring Liability, ending balance		1		3	29
Costs reversed				3
Acquired Liabilities
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		325
Restructuring costs		(3)
Costs Not Affecting Restructuring Liability		(5)
Cash Paid		(189)
Other		9
Restructuring Liability, ending balance		137		325
Costs reversed		3
Workforce Reductions | Fiscal 2018 Plans
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		0
Restructuring costs		624
Costs Not Affecting Restructuring Liability		(10)
Cash Paid		(367)
Other		10
Restructuring Liability, ending balance		257		0
Workforce Reductions | Fiscal 2017 Plan
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		155		0
Restructuring costs		(32)		239
Costs Not Affecting Restructuring Liability		(2)		(6)
Cash Paid		(112)		(79)
Other		10		1
Restructuring Liability, ending balance		19		155	0
Workforce Reductions | Fiscal 2016 Plan
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		8		29
Restructuring costs		(2)		(3)
Costs Not Affecting Restructuring Liability		1		0
Cash Paid		(4)		(17)
Other		0		(1)
Restructuring Liability, ending balance		3		8	29
Workforce Reductions | Fiscal 2015 Plan
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		3		29
Restructuring costs		0		(3)
Costs Not Affecting Restructuring Liability		0		0
Cash Paid		(2)		(22)
Other		0		(1)
Restructuring Liability, ending balance		1		3	29
Workforce Reductions | Acquired Liabilities
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		255
Restructuring costs		0
Costs Not Affecting Restructuring Liability		(2)
Cash Paid		(152)
Other		9
Restructuring Liability, ending balance		110		255
Facilities Costs | Fiscal 2018 Plans
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		0
Restructuring costs		202
Costs Not Affecting Restructuring Liability		(4)
Cash Paid		(102)
Other		2
Restructuring Liability, ending balance		98		0
Facilities Costs | Fiscal 2017 Plan
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		6		0
Restructuring costs		0		9
Costs Not Affecting Restructuring Liability		0		0
Cash Paid		(5)		(3)
Other		2		0
Restructuring Liability, ending balance		3		6	0
Facilities Costs | Fiscal 2016 Plan
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		5		30
Restructuring costs		0		(4)
Costs Not Affecting Restructuring Liability		0		0
Cash Paid		(3)		(20)
Other		0		(1)
Restructuring Liability, ending balance		2		5	30
Facilities Costs | Fiscal 2015 Plan
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		0		0
Restructuring costs		0		0
Costs Not Affecting Restructuring Liability		0		0
Cash Paid		0		0
Other		0		0
Restructuring Liability, ending balance		0		0	$ 0
Facilities Costs | Acquired Liabilities
Restructuring Reserve [Roll Forward]
Restructuring Liability, beginning balance		70
Restructuring costs		(3)
Costs Not Affecting Restructuring Liability		(3)
Cash Paid		(37)
Other		0
Restructuring Liability, ending balance		$ 27		$ 70

[1]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[2]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.